Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment as of December 31, 2024 and 2023 consisted of:

	December 31, 2024	December 31, 2023

Computer equipment	$69,291	$81,138
Furniture, fixture, and office and medical equipment	32,435	150,292
Leasehold improvements	108,187	543,975
Laboratory equipment	4,335,722	4,336,764
Motor vehicle	239,093	239,093
	4,784,728	5,351,262
Less: accumulated depreciation and impairment	4,784,728	3,687,336
Property and equipment, net	$-	$1,663,926